Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings (loss)	$ 108,300	$ (1,515,900)
Adjustments and items not affecting cash:
Depreciation and amortization	400,300	476,700
Deferred taxes	136,400	105,600
Initial value and changes in derivative financial instruments, net of amortization	(8,900)	(5,800)
Share-based compensation	13,000	18,400
Cost of equity funds used for construction purposes	(1,700)	(1,700)
Change in value of investments carried at fair value	0	38,000
Pension and post-employment expense lower than contributions	(12,100)	(400)
Distributions received from equity investments, net of income	1,000	42,200
Loss from classification as held for sale (note 23(b))	0	1,357,300
Loss on reclassification of AOCI (note 23(b))	0	94,600
Other	3,000	12,200
Net change in non-cash operating items (note 21)	(45,700)	(139,500)
Net cash provided by (used in) operating activities, total	593,600	481,700
Financing activities
Increase in long-term debt	554,700	4,035,000
Repayments of long-term debt	(714,200)	(5,344,200)
Net change in commercial paper	(46,000)	(98,600)
Repayment of long-term debt on disposition of renewable energy business (note 23)	(1,374,800)	0
Issuance of common shares, net of costs	800	1,154,000
Cash dividends on common shares	(201,300)	(285,100)
Dividends on preferred shares	(10,500)	(10,500)
Contributions from non-controlling interests and redeemable non-controlling interests	0	60,500
Production-based cash contributions from non-controlling interest from discontinued operations	0	13,000
Production-based cash contributions from non-controlling interest from continuing operations	6,900	2,000
Distributions to non-controlling interests	(1,500)	(33,300)
Receipts (payments) upon settlement of derivatives	(35,400)	6,000
Shares surrendered to fund withholding taxes on exercised share options	(1,000)	(3,400)
Acquisition of non-controlling interest	0	(23,400)
Net change in other long-term liabilities	11,100	(28,400)
Net cash provided by (used in) financing activities, total	(1,811,200)	(556,400)
Investing activities
Additions to property, plant and equipment and intangible assets	(771,900)	(872,400)
Proceeds from sale of long-lived assets	0	1,077,200
Increase in long-term investments	(4,900)	(115,000)
Decrease in long-term investments	0	22,900
Proceeds from divestiture of operating entity	1,973,300	29,500
Transaction cost on divestiture of operating entity	(16,100)	0
Increase in other assets	(17,000)	(9,400)
Net cash provided by (used in) investing activities, total	1,163,400	132,800
Effect of exchange rate differences on cash and restricted cash	1,300	(3,100)
Increase (decrease) in cash, cash equivalents and restricted cash	(52,900)	55,000
Cash, cash equivalents and restricted cash, beginning of year	131,100	76,100
Cash, cash equivalents and restricted cash, end of year	78,200	131,100
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	(312,100)	(432,700)
Cash received during the year for income taxes - net (note 16)	73,400	56,700
Cash received during the year for distributions from equity investments	0	86,300
Non-cash financing and investing activities:
Increase (decrease) in accrued capital expenditure	(121,400)	84,700
Issuance of common shares under share-based compensation plans	10,400	11,300
Property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	$ 0	$ 195,100